CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash		$ 882,585	$ 172,854
Prepaid expenses		143,333
Total Current Assets		1,025,918	172,854
Deferred offering costs			37,042
Marketable securities held in Trust Account		287,509,721
TOTAL ASSETS		288,535,639	209,896
Current liabilities
Accounts payable and accrued expenses		256,519	1,000
Accrued offering costs			25,000
Promissory note - related party			160,000
Total Current Liabilities		256,519	186,000
Warrant liability		16,129,166
TOTAL LIABILITIES		16,385,685	186,000
Commitments and Contingencies
Class A common stock subject to possible redemption 28,750,000 and no shares at redemption value at September 30, 2021 and December 31, 2020, respectively		287,500,000
Stockholders' (Deficit) Equity
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding				[1]
Additional paid-in capital			24,281
Accumulated deficit		(15,350,765)	(1,104)
Total Stockholders' (Deficit) Equity		(15,350,046)	23,896
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		288,535,639	209,896
Class A common stock
Stockholders' (Deficit) Equity
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 7,187,500 shares issued and outstanding, at September 30, 2021 and December 31, 2020	[1]
Class A Common Stock Subject to Redemption
Current liabilities
Class A common stock subject to possible redemption 28,750,000 and no shares at redemption value at September 30, 2021 and December 31, 2020, respectively		287,500,000
Class B common stock
Stockholders' (Deficit) Equity
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 7,187,500 shares issued and outstanding, at September 30, 2021 and December 31, 2020		$ 719	$ 719	[1],[2]

[1]	Prior to the approval of the Amended and Restated Certificate of Incorporation on February 4, 2021, the Company was authorized to issue 70,000,0000 shares, consisting of 60,000,000 shares of Class A common stock and 10,000,000 shares of Class B common stock and 1,000,000 preferred stock.
[2]	Included an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).